Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Borrowings
Debt issued by the Company		¥ 3,006,669	¥ 3,624,836
Debt issued by subsidiaries-guaranteed by the Company		1,846,119	1,973,213
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,342,620	2,531,510
Total		¥ 7,195,408	¥ 8,129,559

[1]	Includes trading balances of secured borrowings.